Accounts Receivable Net (Schedule Of Allowance For Doubtful Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ (49)	$ (49)	$ (49)
Charges to costs and expenses	(409)	0	0
Amount utilized	0	0	0
Balance at end of period	$ (458)	$ (49)	$ (49)